Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue:
Revenues	$ 118,372	$ 100,164
Revenues - related party (Note 3)	12,709	22,167
Total revenues	131,081	122,331
Expenses:
Voyage expenses	18,397	5,825
Vessel operating expenses	44,088	35,984
Vessel operating expenses - related party (Note 3)	6,154	5,685
General and administrative expenses (Note 3)	3,186	2,975
Vessel depreciation and amortization (Note 4)	36,999	37,070
Operating income	22,257	34,792
Other income / (expense), net:
Interest expense and finance cost (Note 6)	(13,600)	(13,059)
Interest and other income	630	339
Total other expense, net	(12,970)	(12,720)
Partnership's net income	9,287	22,072
Preferred unit holders' interest in Partnership's net income	5,550	5,550
General Partner's interest in Partnership's net income	71	320
Common unit holders' interest in Partnership's net income	$ 3,666	$ 16,202
Net income per (Note 10):
Common unit, basic and diluted	$ 0.03	$ 0.13
Weighted-average units outstanding:
Common units, basic and diluted	126,701,690	122,441,607
Total comprehensive income:	$ 9,287	$ 22,072